UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2014

MFS® INSTITUTIONAL

LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 7.0%
Honeywell International, Inc.	36,709	$3,405,125
Lockheed Martin Corp.	25,109	4,098,793
Northrop Grumman Corp.	12,425	1,532,997
United Technologies Corp.	31,998	3,738,646

		$12,775,561

Alcoholic Beverages – 1.4%
Diageo PLC, ADR	21,100	$2,628,849

Automotive – 1.9%
Delphi Automotive PLC	17,980	$1,220,123
General Motors Co.	10,180	350,396
Johnson Controls, Inc.	38,602	1,826,647

		$3,397,166

Broadcasting – 3.6%
Omnicom Group, Inc.	29,573	$2,147,000
Time Warner, Inc.	8,210	536,359
Viacom, Inc., “B”	17,180	1,460,128
Walt Disney Co.	30,962	2,479,127

		$6,622,614

Brokerage & Asset Managers – 2.7%
BlackRock, Inc.	5,354	$1,683,726
Franklin Resources, Inc.	43,952	2,381,319
NASDAQ OMX Group, Inc.	22,898	845,852

		$4,910,897

Business Services – 2.8%
Accenture PLC, “A”	45,797	$3,650,937
Fidelity National Information Services, Inc.	9,480	506,706
Fiserv, Inc. (a)	17,370	984,705

		$5,142,348

Cable TV – 1.0%
Comcast Corp., “Special A”	36,350	$1,772,426

Chemicals – 3.3%
3M Co.	26,445	$3,587,529
PPG Industries, Inc.	12,554	2,428,697

		$6,016,226

Computer Software – 1.5%
Oracle Corp.	64,863	$2,653,545

Computer Software – Systems – 1.9%
International Business Machines Corp.	18,159	$3,495,426

Construction – 0.7%
Stanley Black & Decker, Inc.	16,120	$1,309,589

Consumer Products – 0.5%
Procter & Gamble Co.	11,673	$940,844

Containers – 0.4%
Crown Holdings, Inc. (a)	15,070	$674,232

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.8%
Danaher Corp.	30,294	$2,272,050
Pentair Ltd.	9,292	737,227
Tyco International Ltd.	48,070	2,038,168

		$5,047,445

Electronics – 0.6%
Intel Corp.	40,037	$1,033,355

Energy – Independent – 2.2%
Apache Corp.	9,104	$755,177
EOG Resources, Inc.	3,634	712,882
Occidental Petroleum Corp.	26,136	2,490,499

		$3,958,558

Energy – Integrated – 3.8%
Chevron Corp.	23,151	$2,752,885
Exxon Mobil Corp.	42,395	4,141,144

		$6,894,029

Food & Beverages – 5.2%
Coca-Cola Enterprises, Inc.	13,110	$626,134
DANONE S.A., ADR	101,190	1,435,886
Dr Pepper Snapple Group, Inc.	16,660	907,304
General Mills, Inc.	53,484	2,771,541
Kellogg Co.	8,037	504,000
Nestle S.A., ADR	43,025	3,236,341

		$9,481,206

Food & Drug Stores – 1.8%
CVS Caremark Corp.	44,438	$3,326,629

General Merchandise – 1.7%
Kohl’s Corp.	7,840	$445,312
Target Corp.	42,320	2,560,783

		$3,006,095

Insurance – 7.3%
ACE Ltd.	19,238	$1,905,716
Aon PLC	19,626	1,654,079
Chubb Corp.	14,500	1,294,850
MetLife, Inc.	66,821	3,528,149
Prudential Financial, Inc.	24,224	2,050,562
Travelers Cos., Inc.	34,238	2,913,654

		$13,347,010

Leisure & Toys – 0.7%
Hasbro, Inc.	15,567	$865,837
Mattel, Inc.	9,480	380,243

		$1,246,080

Machinery & Tools – 1.3%
Eaton Corp. PLC	21,658	$1,626,949
Illinois Tool Works, Inc.	9,350	760,436

		$2,387,385

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 12.5%
Bank of New York Mellon Corp.	76,006	$2,682,252
Goldman Sachs Group, Inc.	21,233	3,479,027
JPMorgan Chase & Co.	124,503	7,558,577
PNC Financial Services Group, Inc.	15,693	1,365,291
State Street Corp.	23,824	1,656,959
Wells Fargo & Co.	118,141	5,876,333

		$22,618,439

Medical & Health Technology & Services – 1.4%
Express Scripts Holding Co. (a)	24,250	$1,820,933
Quest Diagnostics, Inc.	11,510	666,659

		$2,487,592

Medical Equipment – 4.6%
Abbott Laboratories	52,840	$2,034,868
Covidien PLC	14,960	1,101,954
Medtronic, Inc.	35,159	2,163,685
St. Jude Medical, Inc.	20,389	1,333,237
Thermo Fisher Scientific, Inc.	14,510	1,744,682

		$8,378,426

Other Banks & Diversified Financials – 1.2%
U.S. Bancorp	39,430	$1,689,970
Western Union Co.	29,397	480,935

		$2,170,905

Pharmaceuticals – 8.4%
Johnson & Johnson	65,304	$6,414,812
Merck & Co., Inc.	33,182	1,883,742
Novartis AG, ADR	6,640	564,533
Pfizer, Inc.	178,103	5,720,668
Roche Holding Ltd., ADR	15,200	573,344
Zoetis, Inc.	1,560	45,146

		$15,202,245

Printing & Publishing – 0.7%
McGraw-Hill Cos., Inc.	9,610	$733,243
Moody’s Corp.	6,710	532,237

		$1,265,480

Railroad & Shipping – 0.6%
Canadian National Railway Co.	19,838	$1,115,292

Restaurants – 1.1%
McDonald’s Corp.	19,715	$1,932,661

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.1%
Valspar Corp.	2,300	$165,876

Specialty Stores – 1.2%
Advance Auto Parts, Inc.	8,342	$1,055,263
Bed Bath & Beyond, Inc. (a)	6,840	470,592
Staples, Inc.	59,617	676,057

		$2,201,912

Telecommunications – Wireless – 0.6%
Vodafone Group PLC, ADR	31,380	$1,155,098

Telephone Services – 2.7%
AT&T, Inc.	45,023	$1,578,957
Verizon Communications, Inc.	69,020	3,283,281

		$4,862,238

Tobacco – 5.5%
Altria Group, Inc.	19,811	$741,526
Imperial Tobacco Group PLC, ADR	4,600	374,256
Lorillard, Inc.	42,270	2,285,962
Philip Morris International, Inc.	79,704	6,525,366

		$9,927,110

Trucking – 1.5%
United Parcel Service, Inc., “B”	28,460	$2,771,435

Utilities – Electric Power – 0.8%
Duke Energy Corp.	8,460	$602,521
PPL Corp.	15,142	501,806
Public Service Enterprise Group, Inc.	8,093	308,667

		$1,412,994

Total Common Stocks		$179,735,218

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5%	3,040	$202,373

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,472,348	$1,472,348

Total Investments		$181,409,939

OTHER ASSETS, LESS LIABILITIES – 0.1%		111,443

Net Assets – 100.0%		$181,521,382

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$179,937,591	$—	$—	$179,937,591
Mutual Funds	1,472,348	—	—	1,472,348
Total Investments	$181,409,939	$—	$—	$181,409,939

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$120,732,907
Gross unrealized appreciation	60,942,151
Gross unrealized depreciation	(265,119)
Net unrealized appreciation (depreciation)	$60,677,032

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,522,660	24,472,819	(24,523,131)	1,472,348

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,479	$1,472,348

4

QUARTERLY REPORT

March 31, 2014

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.8%
Aerospace – 0.4%
MTU Aero Engines AG	273,600	$25,427,362

Alcoholic Beverages – 5.1%
Diageo PLC	3,007,481	$93,309,086
Heineken N.V.	1,636,759	113,916,590
Pernod Ricard S.A.	1,179,815	137,343,945

		$344,569,621

Apparel Manufacturers – 3.5%
Li & Fung Ltd.	69,041,477	$102,006,746
LVMH Moet Hennessy Louis Vuitton S.A.	759,587	138,078,422

		$240,085,168

Automotive – 5.1%
Delphi Automotive PLC	903,580	$61,316,939
DENSO Corp.	2,800,300	134,242,934
Honda Motor Co. Ltd.	4,187,100	147,419,672

		$342,979,545

Broadcasting – 2.5%
WPP Group PLC	8,177,687	$168,645,537

Brokerage & Asset Managers – 0.5%
BM&F Bovespa S.A.	6,472,700	$32,092,497

Business Services – 6.7%
Amadeus Holdings AG	2,229,018	$92,584,821
Compass Group PLC	12,113,053	184,777,625
Hays PLC	14,928,935	36,088,722
Randstad Holding N.V.	2,363,297	138,387,614

		$451,838,782

Computer Software – 2.8%
Check Point Software Technologies Ltd. (a)	473,876	$32,048,234
Dassault Systemes S.A.	307,406	36,014,259
SAP AG	1,527,694	123,667,920

		$191,730,413

Computer Software – Systems – 1.4%
Hon Hai Precision Industry Co. Ltd.	21,094,554	$59,780,314
NCR Corp. (a)	971,972	35,525,577

		$95,305,891

Conglomerates – 1.1%
Smiths Group PLC	3,682,885	$78,099,803

Construction – 0.1%
Rinnai Corp.	41,500	$3,646,805

Consumer Products – 3.4%
Beiersdorf AG	1,105,214	$107,799,943
Reckitt Benckiser Group PLC	1,487,452	121,188,098

		$228,988,041

Electrical Equipment – 3.4%
Legrand S.A.	1,095,481	$68,056,896
Schneider Electric S.A.	1,824,122	161,711,658

		$229,768,554

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 5.2%
Hoya Corp.	3,813,700	$118,717,416
Kyocera Corp.	1,297,000	58,469,612
Samsung Electronics Co. Ltd.	41,408	52,243,829
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,104,003	122,202,140

		$351,632,997

Energy – Independent – 2.0%
INPEX Corp.	5,688,100	$73,791,270
Reliance Industries Ltd.	4,061,136	63,291,094

		$137,082,364

Energy – Integrated – 1.5%
BG Group PLC	5,492,995	$102,336,699

Food & Beverages – 5.6%
Groupe Danone	1,921,607	$135,886,006
Nestle S.A.	3,244,215	244,219,793

		$380,105,799

Food & Drug Stores – 1.0%
Lawson, Inc.	288,900	$20,432,786
Loblaw Cos. Ltd.	290,280	12,314,909
Shoppers Drug Mart Corp.	668,298	36,773,014

		$69,520,709

Insurance – 4.3%
AIA Group Ltd.	21,137,800	$100,286,346
ING Groep N.V. (a)	10,511,153	148,789,089
Swiss Re Ltd.	498,476	46,207,916

		$295,283,351

Machinery & Tools – 1.1%
Fanuc Ltd.	410,700	$72,439,020

Major Banks – 6.3%
Banco Santander S.A.	4,036,731	$38,489,082
Barclays PLC	17,884,960	69,592,669
HSBC Holdings PLC	18,539,865	187,770,568
Standard Chartered PLC	6,285,364	131,349,808

		$427,202,127

Medical Equipment – 1.5%
Sonova Holding AG	409,065	$59,783,042
Terumo Corp.	1,830,800	39,963,110

		$99,746,152

Metals & Mining – 1.9%
Rio Tinto PLC	2,292,041	$127,531,752

Natural Gas – Distribution – 1.0%
GDF Suez	2,417,481	$66,142,592

Oil Services – 0.6%
Saipem S.p.A.	1,655,301	$40,409,139

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 7.6%
DBS Group Holdings Ltd.	7,491,351	$96,299,504
Housing Development Finance Corp. Ltd.	4,631,206	68,542,392
ICICI Bank Ltd.	996,711	20,778,685
Itau Unibanco Holding S.A., ADR	4,042,372	60,069,648
Julius Baer Group Ltd.	2,075,922	92,119,699
Kasikornbank PLC	2,817,020	16,065,003
Sberbank of Russia, ADR	2,570,998	24,990,101
UBS AG	6,733,467	139,079,359

		$517,944,391

Pharmaceuticals – 8.7%
Bayer AG	2,175,818	$294,296,088
Merck KGaA	684,189	115,229,546
Roche Holding AG	333,749	100,043,533
Valeant Pharmaceuticals International, Inc. (a)	637,560	84,049,535

		$593,618,702

Railroad & Shipping – 2.5%
Canadian National Railway Co.	2,229,135	$125,321,970
Kuehne & Nagel International AG	322,482	45,123,040

		$170,445,010

Restaurants – 1.3%
YUM! Brands, Inc.	1,207,902	$91,063,732

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 6.9%
Akzo Nobel N.V.	1,475,400	$120,389,998
L’Air Liquide S.A.	1,041,103	141,017,972
Linde AG	644,133	128,849,003
Shin-Etsu Chemical Co. Ltd.	1,365,100	78,005,714

		$468,262,687

Specialty Stores – 1.1%
Hennes & Mauritz AB, “B”	1,795,129	$76,550,161

Telephone Services – 0.7%
China Unicom (Hong Kong) Ltd.	16,042,589	$21,096,423
Singapore Telecommunications Ltd.	9,876,589	28,658,518

		$49,754,941

Tobacco – 1.0%
Japan Tobacco, Inc.	2,089,400	$65,587,909

Total Common Stocks		$6,635,838,253

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	58,536,449	$58,536,449

Total Investments		$6,694,374,702

OTHER ASSETS, LESS LIABILITIES – 1.3%		90,540,816

Net Assets – 100.0%		$6,784,915,518

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,635,838,253	$—	$—	$6,635,838,253
Mutual Funds	58,536,449	—	—	58,536,449
Total Investments	$6,694,374,702	$—	$—	$6,694,374,702

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $4,079,152,764 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,420,253,147
Gross unrealized appreciation	1,376,384,518
Gross unrealized depreciation	(102,262,963)
Net unrealized appreciation (depreciation)	$1,274,121,555

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,409	965,889,098	(907,357,058)	58,536,449

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$36,886	$58,536,449

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014 are as follows:

United Kingdom	19.2%
France	13.0%
Japan	12.0%
Germany	11.7%
Switzerland	10.7%
Netherlands	7.7%
United States	4.9%
Canada	3.8%
Hong Kong	3.0%
Other Countries	14.0%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 13, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2014

*	Print name and title of each signing officer under his or her signature.